Total net investment result - Disclosure In Tabular Form Of Results From Financial Transactions (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income or Loss From Insurance and Investment Contracts [Member]
Disclosure Of Result From Financial Transaction [line items]
Fair value gains and losses - derivatives	€ (1,054)	€ (806)
Fair value changes of financial assets at FVPL	8,613	7,400
Other	(71)	(127)
Results from financial transactions	7,489	6,467
Income Loss From Contracts Other Than Insurance [Member]
Disclosure Of Result From Financial Transaction [line items]
Fair value gains and losses - derivatives	(24)	2
Fair value changes of financial assets at FVPL	4,347	3,213
Other	(25)	(3)
Results from financial transactions	€ 4,297	€ 3,212